Property and Equipment (Tables)	6 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

As of December 31, 2024 and June 30, 2024, property and equipment consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
Leasehold improvement	$934,001	$938,126
Building	1,649,969	455,749
Motor vehicle	80,921	68,802
Office equipment	54,023	54,262
	2,718,914	1,516,939
Less: accumulated depreciation	(1,501,827)	(1,051,561)
	$1,217,087	$465,378